AB Bond Fund, Inc.

AB FlexFee High Yield Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 77.3%
Industrial – 69.9%
Basic – 7.0%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (a)	U.S.$	28	$29,257
Arconic Corp. 6.125%, 02/15/2028 (a)		34	34,989
Berry Global, Inc. 5.125%, 07/15/2023		3	3,045
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029 (a)		48	48,555
CF Industries, Inc. 3.45%, 06/01/2023		64	65,943
4.95%, 06/01/2043		27	31,419
5.15%, 03/15/2034		23	27,136
5.375%, 03/15/2044		73	87,711
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		7	7,124
9.875%, 10/17/2025(a)		180	200,892
Commercial Metals Co. 4.875%, 05/15/2023		50	52,189
5.375%, 07/15/2027		45	47,433
Element Solutions, Inc. 3.875%, 09/01/2028 (a)		64	62,851
ERP Iron Ore, LLC 9.039%, 12/31/2019 (b) (c) (d) (e) (f) (g)		5	4,250
Flex Acquisition Co., Inc. 6.875%, 01/15/2025 (a)		31	31,021
FMG Resources (August 2006) Pty Ltd. 4.75%, 05/15/2022(a)		121	123,448
5.125%, 03/15/2023-05/15/2024(a)		100	105,843
Freeport-McMoRan, Inc. 5.00%, 09/01/2027		128	133,697
5.25%, 09/01/2029		128	137,160
Graham Packaging Co., Inc. 7.125%, 08/15/2028 (a)		10	10,406
Graphic Packaging International LLC 4.75%, 04/15/2021		26	26,210
4.75%, 07/15/2027(a)		28	30,576
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023 (a)		106	107,668
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028 (a)		37	39,752
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028 (a)		112	113,690
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028 (a)		80	84,192
Kaiser Aluminum Corp. 6.50%, 05/01/2025 (a)		21	21,638

	Principal Amount (000)		U.S. $ Value
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 04/15/2025 (a)	U.S.$	65	$66,337
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018 (b) (c) (d) (f) (h)		60	0
NOVA Chemicals Corp. 5.25%, 06/01/2027 (a)		54	50,734
Novelis Corp. 5.875%, 09/30/2026 (a)		130	133,392
OCI NV 6.625%, 04/15/2023 (a)		210	216,987
Olin Corp. 5.00%, 02/01/2030		41	38,720
5.625%, 08/01/2029		57	55,996
Peabody Energy Corp. 6.00%, 03/31/2022(a)		96	62,605
6.375%, 03/31/2025(a)		30	13,612
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer 5.125%, 07/15/2023(a)		108	109,348
7.00%, 07/15/2024(a)		119	121,143
Sealed Air Corp. 5.25%, 04/01/2023(a)		35	36,926
5.50%, 09/15/2025(a)		33	36,721
SPCM SA 4.875%, 09/15/2025 (a)		58	60,129
United States Steel Corp. 12.00%, 06/01/2025 (a)		122	129,903
Valvoline, Inc. 4.25%, 02/15/2030 (a)		87	88,711
WR Grace & Co.-Conn 4.875%, 06/15/2027(a)		14	14,441
5.625%, 10/01/2024(a)		24	25,847

			2,929,647

Capital Goods – 7.0%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027 (a) (g)	EUR	120	137,045
Ball Corp. 5.00%, 03/15/2022	U.S.$	50	52,016
Bombardier, Inc. 5.75%, 03/15/2022(a)		183	177,231
6.00%, 10/15/2022(a)		98	91,080
6.125%, 01/15/2023(a)		5	4,271
7.50%, 12/01/2024-03/15/2025(a)		111	84,570
7.875%, 04/15/2027(a)		10	7,408
Clean Harbors, Inc. 5.125%, 07/15/2029 (a)		11	11,931
Colfax Corp. 6.00%, 02/15/2024(a)		69	71,699
6.375%, 02/15/2026(a)		11	11,679

	Principal Amount (000)		U.S. $ Value
Cornerstone Building Brands, Inc. 8.00%, 04/15/2026 (a)	U.S.$	53	$55,654
Crown Cork & Seal Co., Inc. 7.375%, 12/15/2026		20	23,758
Energizer Holdings, Inc. 4.75%, 06/15/2028(a)		40	41,374
7.75%, 01/15/2027(a)		28	30,588
EnerSys 4.375%, 12/15/2027 (a)		80	82,231
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026 (a)		162	166,988
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		70	70,375
7.00%, 06/01/2026(a)		20	21,077
8.50%, 05/01/2027(a)		23	25,035
Granite US Holdings Corp. 11.00%, 10/01/2027 (a)		18	18,540
Griffon Corp. 5.75%, 03/01/2028		101	105,573
JELD-WEN, Inc. 4.625%, 12/15/2025 (a)		6	6,037
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		24	24,084
7.25%, 04/15/2025(a)		34	32,033
Moog, Inc. 4.25%, 12/15/2027 (a)		55	56,239
Mueller Water Products, Inc. 5.50%, 06/15/2026 (a)		44	45,612
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025 (a)		97	98,347
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(a)		65	60,340
5.375%, 05/01/2026(a)		50	50,458
SPX FLOW, Inc. 5.875%, 08/15/2026 (a)		68	70,846
Stevens Holding Co., Inc. 6.125%, 10/01/2026 (a)		20	21,397
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029 (a)		13	13,530
Terex Corp. 5.625%, 02/01/2025 (a)		92	92,058
Tervita Corp. 7.625%, 12/01/2021 (a)		35	32,102
TransDigm, Inc. 5.50%, 11/15/2027		214	205,595
6.25%, 03/15/2026(a)		110	114,864
6.375%, 06/15/2026		27	27,121
6.50%, 07/15/2024-05/15/2025		96	95,739
8.00%, 12/15/2025(a)		35	38,055
Triumph Group, Inc. 6.25%, 09/15/2024(a)		23	19,614

	Principal Amount (000)		U.S. $ Value
7.75%, 08/15/2025	U.S.$	46	$29,457
8.875%, 06/01/2024(a)		59	62,825
Trivium Packaging Finance BV 3.75%, 08/15/2026 (a)	EUR	100	116,073
Vertical US Newco, Inc. 5.25%, 07/15/2027 (a)	U.S.$	200	207,857
Waste Pro USA, Inc. 5.50%, 02/15/2026 (a)		31	31,344
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		48	52,254
7.25%, 06/15/2028(a)		33	36,146

			2,930,150

Communications - Media – 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(a)		40	42,345
5.375%, 05/01/2025(a)		12	12,609
5.75%, 02/15/2026(a)		596	619,649
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027 (a)		32	30,687
CSC Holdings LLC 3.375%, 02/15/2031(a)		208	201,582
5.50%, 05/15/2026(a)		253	263,146
5.875%, 09/15/2022		85	89,887
DISH DBS Corp. 5.875%, 07/15/2022		115	119,322
6.75%, 06/01/2021		242	248,148
7.75%, 07/01/2026		32	35,194
DISH Network Corp. 3.375%, 08/15/2026 (i)		27	24,806
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		35	33,048
6.375%, 05/01/2026		5	5,321
8.375%, 05/01/2027		65	64,423
Lamar Media Corp. 3.75%, 02/15/2028(a)		80	79,831
4.875%, 01/15/2029(a)		8	8,336
5.75%, 02/01/2026		20	20,715
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)		200	207,798
Meredith Corp. 6.875%, 02/01/2026		187	155,948
National CineMedia LLC 5.75%, 08/15/2026		21	14,176
5.875%, 04/15/2028(a)		80	66,969
Scripps Escrow, Inc. 5.875%, 07/15/2027 (a)		46	44,622
Sinclair Television Group, Inc. 5.125%, 02/15/2027(a)		9	8,394
5.50%, 03/01/2030(a)		20	18,601
5.625%, 08/01/2024(a)		59	58,693

	Principal Amount (000)		U.S. $ Value
Sirius XM Radio, Inc. 3.875%, 08/01/2022(a)	U.S.$	33	$33,339
4.625%, 07/15/2024(a)		116	120,057
5.00%, 08/01/2027(a)		94	98,075
5.375%, 07/15/2026(a)		35	36,460
5.50%, 07/01/2029(a)		82	87,974
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR	100	115,444
TEGNA, Inc. 5.00%, 09/15/2029 (a)	U.S.$	177	174,600
Univision Communications, Inc. 5.125%, 02/15/2025(a)		58	54,722
6.625%, 06/01/2027(a)		50	49,048
9.50%, 05/01/2025(a)		25	26,860

			3,270,829

Communications - Telecommunications – 3.0%
CenturyLink, Inc. 5.125%, 12/15/2026(a)		120	122,915
Series G 6.875%, 01/15/2028		65	72,973
Series S 6.45%, 06/15/2021		34	34,910
Consolidated Communications, Inc. 6.50%, 10/01/2028 (a)		59	60,242
Embarq Corp. 7.995%, 06/01/2036		27	31,944
GTT Communications, Inc. 7.875%, 12/31/2024 (a)		6	3,119
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		30	32,454
7.625%, 06/15/2021		19	19,967
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (j)		158	99,153
8.50%, 10/15/2024(a) (c) (j)		47	30,285
Intrado Corp. 8.50%, 10/15/2025 (a)		19	16,537
Level 3 Financing, Inc. 5.375%, 01/15/2024		53	53,406
Nexstar Broadcasting, Inc. 5.625%, 07/15/2027 (a)		21	22,037
Sprint Capital Corp. 8.75%, 03/15/2032		91	133,257
Sprint Communications, Inc. 6.00%, 11/15/2022		38	40,941
Sprint Corp. 7.875%, 09/15/2023		73	83,855
Switch Ltd. 3.75%, 09/15/2028 (a)		85	85,845
T-Mobile USA, Inc. 4.50%, 02/01/2026		207	213,240
4.75%, 02/01/2028		4	4,278
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)		30	30,217

	Principal Amount (000)		U.S. $ Value
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	36	$35,435
6.125%, 03/01/2028(a)		39	40,247
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027 (a)		1	817

			1,268,074

Consumer Cyclical - Automotive – 4.9%
Adient US LLC 9.00%, 04/15/2025 (a)		69	76,416
Allison Transmission, Inc. 5.00%, 10/01/2024(a)		35	35,333
5.875%, 06/01/2029(a)		30	32,440
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025-03/15/2026		68	67,074
6.875%, 07/01/2028		75	72,761
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(a)		70	73,406
8.50%, 05/15/2027(a)		120	124,161
Dana Financing Luxembourg SARL 6.50%, 06/01/2026 (a)		87	90,655
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028 (a)		20	20,476
Exide International Holdings LP (Superpriority Lien) 10.75%, 10/31/2021 (b) (c) (f) (h) (j)		39	34,408
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(b) (c) (f) (h) (j)		39	1,926
(First Lien) 11.00%, 10/31/2024(b) (c) (f) (h) (j)		13	0
Ford Motor Co. 8.50%, 04/21/2023		128	139,537
9.00%, 04/22/2025		36	41,255
Ford Motor Credit Co. LLC 3.096%, 05/04/2023		221	216,001
3.219%, 01/09/2022		221	221,293
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026(a) (c) (j)	EUR	200	221,542
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025 (a) (g)		100	117,594
Jaguar Land Rover Automotive PLC 6.875%, 11/15/2026 (a)		100	106,810
Meritor, Inc. 6.25%, 02/15/2024	U.S.$	30	30,508
6.25%, 06/01/2025(a)		8	8,363
Navistar International Corp. 6.625%, 11/01/2025(a)		107	109,210
9.50%, 05/01/2025(a)		4	4,501
PM General Purchaser LLC 9.50%, 10/01/2028 (a)		37	38,373

	Principal Amount (000)		U.S. $ Value
Tenneco, Inc. 5.00%, 07/15/2026	U.S.$	122	$86,898
Titan International, Inc. 6.50%, 11/30/2023		38	28,531
Truck Hero, Inc. 8.50%, 04/21/2024 (a)		47	49,819

			2,049,291

Consumer Cyclical - Entertainment – 2.5%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025		7	1,474
5.875%, 11/15/2026		31	6,682
Carnival Corp. 9.875%, 08/01/2027(a)		28	29,668
11.50%, 04/01/2023(a)		147	164,651
Cedar Fair LP 5.25%, 07/15/2029		15	14,421
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375%, 06/01/2024		70	67,063
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		39	38,805
5.50%, 05/01/2025(a)		92	94,329
Mattel, Inc. 6.75%, 12/31/2025 (a)		59	62,235
NCL Corp., Ltd. 3.625%, 12/15/2024 (a)		98	68,663
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		53	59,029
11.50%, 06/01/2025(a)		122	141,520
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		33	34,847
9.50%, 08/01/2025(a)		42	43,636
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025 (a)		34	34,544
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (a)		61	57,376
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (a)		23	24,488
Vail Resorts, Inc. 6.25%, 05/15/2025 (a)		17	18,038
Viking Cruises Ltd. 5.875%, 09/15/2027 (a)		43	33,430
VOC Escrow Ltd. 5.00%, 02/15/2028 (a)		69	61,187

			1,056,086

Consumer Cyclical - Other – 6.3%
Adams Homes, Inc. 7.50%, 02/15/2025 (a)		58	58,452

	Principal Amount (000)		U.S. $ Value
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.75%, 08/01/2025 (a)	U.S.$	20	$20,464
Beazer Homes USA, Inc. 5.875%, 10/15/2027		19	19,252
6.75%, 03/15/2025		28	29,139
7.25%, 10/15/2029		22	23,656
Boyd Gaming Corp. 4.75%, 12/01/2027		29	28,425
8.625%, 06/01/2025(a)		34	37,272
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(a)		16	14,970
6.25%, 09/15/2027(a)		151	152,398
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (a)		78	81,505
Caesars Holdings, Inc. 5.00%, 10/01/2024 (i)		11	21,371
Churchill Downs, Inc. 5.50%, 04/01/2027 (a)		61	63,457
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025 (a)		146	145,793
Forestar Group, Inc. 5.00%, 03/01/2028(a)		58	58,451
8.00%, 04/15/2024(a)		37	39,207
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025 (a)		58	61,280
Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024		95	95,110
4.875%, 01/15/2030		17	17,521
5.125%, 05/01/2026		30	30,867
5.375%, 05/01/2025(a)		40	41,727
5.75%, 05/01/2028(a)		11	11,593
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125%, 12/01/2024		28	28,994
Installed Building Products, Inc. 5.75%, 02/01/2028 (a)		40	42,249
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022 (a)		61	56,795
KB Home 4.80%, 11/15/2029		16	17,629
7.00%, 12/15/2021		22	23,229
7.50%, 09/15/2022		10	11,195
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025 (a)		20	20,620
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		119	121,533
Mattamy Group Corp. 4.625%, 03/01/2030(a)		80	80,846
5.25%, 12/15/2027(a)		19	19,568

	Principal Amount (000)		U.S. $ Value
Meritage Homes Corp. 7.00%, 04/01/2022	U.S.$	29	$31,317
MGM Resorts International 4.625%, 09/01/2026		27	26,999
5.75%, 06/15/2025		3	3,144
6.00%, 03/15/2023		70	72,681
7.75%, 03/15/2022		16	16,873
Scientific Games International, Inc. 7.00%, 05/15/2028 (a)		30	30,092
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)		120	120,087
6.125%, 04/01/2025(a)		58	59,856
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 07/15/2026 (a)		57	60,347
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025 (a)		16	15,594
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		31	33,753
5.875%, 06/15/2027(a)		86	95,050
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024(a)		17	18,647
5.875%, 04/15/2023(a)		8	8,400
Twin River Worldwide Holdings, Inc. 6.75%, 06/01/2027 (a)		22	21,936
Wyndham Destinations, Inc. 4.625%, 03/01/2030(a)		67	63,915
6.625%, 07/31/2026(a)		54	56,963
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (a)		81	82,344
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		4	3,719
5.50%, 03/01/2025(a)		236	223,029
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		86	82,094
7.75%, 04/15/2025(a)		48	50,813

			2,652,221

Consumer Cyclical - Restaurants – 1.0%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 05/15/2024(a)		45	45,827
4.375%, 01/15/2028(a)		70	71,661
5.75%, 04/15/2025(a)		66	70,411
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)		58	48,376
IRB Holding Corp. 6.75%, 02/15/2026(a)		85	85,061

	Principal Amount (000)		U.S. $ Value
7.00%, 06/15/2025(a)	U.S.$	26	$27,749
Yum! Brands, Inc. 7.75%, 04/01/2025 (a)		57	63,198

			412,283

Consumer Cyclical - Retailers – 3.2%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025 (a)		20	21,057
Dufry One BV 2.50%, 10/15/2024 (a)	EUR	103	104,596
FirstCash, Inc. 4.625%, 09/01/2028 (a)	U.S.$	62	63,114
Group 1 Automotive, Inc. 4.00%, 08/15/2028 (a)		40	39,240
L Brands, Inc. 5.25%, 02/01/2028		20	19,350
5.625%, 02/15/2022-10/15/2023		139	145,172
6.625%, 10/01/2030(a)		51	52,047
6.75%, 07/01/2036		48	47,111
6.875%, 07/01/2025(a)		4	4,315
6.875%, 11/01/2035		88	86,744
7.50%, 06/15/2029		17	17,841
Murphy Oil USA, Inc. 5.625%, 05/01/2027		2	2,476
Penske Automotive Group, Inc. 3.50%, 09/01/2025		35	34,882
5.50%, 05/15/2026		52	53,617
5.75%, 10/01/2022		19	19,000
PetSmart, Inc. 7.125%, 03/15/2023 (a)		142	143,163
Rite Aid Corp. 7.50%, 07/01/2025(a)		25	24,692
8.00%, 11/15/2026(a)		11	10,985
Sonic Automotive, Inc. 6.125%, 03/15/2027		20	20,259
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026 (a)		130	132,354
Staples, Inc. 7.50%, 04/15/2026(a)		159	146,899
10.75%, 04/15/2027(a)		61	48,721
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)		16	16,095
William Carter Co. (The) 5.50%, 05/15/2025(a)		25	26,310
5.625%, 03/15/2027(a)		44	46,393

			1,326,433

Consumer Non-Cyclical – 7.3%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028 (a)		43	44,257
AdaptHealth LLC 6.125%, 08/01/2028 (a)		45	46,599

	Principal Amount (000)		U.S. $ Value
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)	U.S.$	147	$145,952
4.625%, 01/15/2027(a)		84	85,922
5.75%, 03/15/2025		47	48,574
Bausch Health Americas, Inc. 8.50%, 01/31/2027 (a)		189	207,669
Bausch Health Cos., Inc. 6.125%, 04/15/2025(a)		46	47,085
6.25%, 02/15/2029(a)		77	79,253
7.25%, 05/30/2029(a)		30	32,324
9.00%, 12/15/2025(a)		103	112,243
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025 (a)		14	14,786
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 04/15/2025 (a)		25	25,916
CHS/Community Health Systems, Inc. 6.25%, 03/31/2023		134	130,954
6.625%, 02/15/2025(a)		99	95,765
8.625%, 01/15/2024(a)		25	24,861
Coty, Inc. 6.50%, 04/15/2026 (a)		52	40,831
DaVita, Inc. 3.75%, 02/15/2031 (a)		85	81,892
Emergent BioSolutions, Inc. 3.875%, 08/15/2028 (a)		27	27,004
Encompass Health Corp. 5.75%, 09/15/2025		30	30,934
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027 (a)		17	17,680
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)		41	19,652
Hadrian Merger Sub, Inc. 8.50%, 05/01/2026 (a)		65	64,730
HCA, Inc. 5.375%, 09/01/2026		33	36,451
5.625%, 09/01/2028		35	40,062
5.875%, 02/15/2026		54	60,473
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (a)		18	18,666
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (a)		119	120,678
LifePoint Health, Inc. 4.375%, 02/15/2027(a)		18	18,011
6.75%, 04/15/2025(a)		20	21,066
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025 (a)		10	2,225
MEDNAX, Inc. 5.25%, 12/01/2023(a)		44	44,424
6.25%, 01/15/2027(a)		92	95,481

	Principal Amount (000)		U.S. $ Value
MPH Acquisition Holdings LLC 7.125%, 06/01/2024 (a)	U.S.$	32	$32,843
Newell Brands, Inc. 4.70%, 04/01/2026		45	47,921
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (a)		26	27,215
Post Holdings, Inc. 4.625%, 04/15/2030(a)		58	59,658
5.625%, 01/15/2028(a)		54	57,027
Radiology Partners, Inc. 9.25%, 02/01/2028 (a)		37	38,481
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026 (a)		156	166,044
Spectrum Brands, Inc. 5.75%, 07/15/2025		36	37,180
Tenet Healthcare Corp. 5.125%, 05/01/2025		115	116,040
5.125%, 11/01/2027(a)		104	106,844
6.25%, 02/01/2027(a)		33	34,030
6.75%, 06/15/2023		98	103,113
7.00%, 08/01/2025		4	4,116
7.50%, 04/01/2025(a)		58	62,641
8.125%, 04/01/2022		146	162,316
TreeHouse Foods, Inc. 4.00%, 09/01/2028		23	23,254
US Renal Care, Inc. 10.625%, 07/15/2027 (a)		86	91,542
Vizient, Inc. 6.25%, 05/15/2027 (a)		10	10,500

			3,063,185

Energy – 9.7%
Antero Resources Corp. 5.00%, 03/01/2025		30	18,685
5.625%, 06/01/2023		50	36,747
Apache Corp. 4.25%, 01/15/2030		98	88,329
4.375%, 10/15/2028		93	84,918
4.625%, 11/15/2025		8	7,624
4.875%, 11/15/2027		14	13,239
Berry Petroleum Co. LLC 7.00%, 02/15/2026 (a)		127	98,706
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026 (a)		14	12,397
Callon Petroleum, Co. 6.25%, 04/15/2023		52	16,850
8.25%, 07/15/2025		8	2,180
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/2021 (i) (k)		65	9,775
Cheniere Energy Partners LP 4.50%, 10/01/2029		16	16,401
5.625%, 10/01/2026		68	70,730

	Principal Amount (000)		U.S. $ Value
Citgo Holding, Inc. 9.25%, 08/01/2024 (a)	U.S.$	18	$17,145
CITGO Petroleum Corp. 6.25%, 08/15/2022(a)		16	15,895
7.00%, 06/15/2025(a)		50	48,811
Comstock Resources, Inc. 7.50%, 05/15/2025 (a)		105	99,297
DCP Midstream Operating LP 4.95%, 04/01/2022		35	35,378
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043(c) (j)		68	6,481
7.875%, 08/15/2025(c) (j)		62	5,203
EnLink Midstream Partners LP 4.15%, 06/01/2025		119	102,388
4.40%, 04/01/2024		11	9,900
4.85%, 07/15/2026		107	92,493
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 09/01/2022(c) (j)		73	4
8.00%, 11/29/2024(a) (c) (j)		16	13
9.388%, 05/01/2024(a) (c) (j)		101	1,298
EQM Midstream Partners LP 5.50%, 07/15/2028		53	53,336
EQT Corp. 7.875%, 02/01/2025		82	90,884
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		45	38,345
6.25%, 05/15/2026		21	17,501
6.50%, 10/01/2025		35	30,022
7.75%, 02/01/2028		12	10,420
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029(a)		96	96,973
7.00%, 06/15/2023-08/01/2027		66	67,028
Gulfport Energy Corp. 6.00%, 10/15/2024		125	77,446
6.375%, 05/15/2025-01/15/2026		52	31,585
Hess Midstream Operations LP 5.625%, 02/15/2026 (a)		95	96,653
HighPoint Operating Corp. 7.00%, 10/15/2022		35	8,529
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025 (a)		107	97,811
Indigo Natural Resources LLC 6.875%, 02/15/2026 (a)		62	60,304
Moss Creek Resources Holdings, Inc. 10.50%, 05/15/2027 (a)		48	30,785
Murphy Oil Corp. 6.375%, 12/01/2042		21	17,464
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		36	17,979
7.50%, 01/15/2028(a)		37	17,896
Nabors Industries, Inc. 5.75%, 02/01/2025		30	10,178

	Principal Amount (000)			U.S. $ Value
New Fortress Energy, Inc. 6.75%, 09/15/2025 (a)	U.S.$	102		$106,614
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		147		98,014
Occidental Petroleum Corp. 2.70%, 08/15/2022-02/15/2023		214		198,882
2.90%, 08/15/2024		182		154,453
3.40%, 04/15/2026		8		6,398
3.50%, 06/15/2025		23		19,209
5.55%, 03/15/2026		272		245,723
6.20%, 03/15/2040		69		57,498
8.50%, 07/15/2027		42		42,303
8.875%, 07/15/2030		42		43,066
Parkland Corp./Canada 6.00%, 04/01/2026 (a)		89		93,349
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 02/15/2028 (a)		36		23,892
PDC Energy, Inc. 5.75%, 05/15/2026		113		104,573
QEP Resources, Inc. 5.25%, 05/01/2023		31		22,546
5.375%, 10/01/2022		34		27,636
5.625%, 03/01/2026		47		26,673
Range Resources Corp. 5.00%, 03/15/2023		24		22,803
SandRidge Energy, Inc. 7.50%, 02/15/2023(b) (c) (f)		29		0
8.125%, 10/15/2022(b) (c) (f)		47		0
SM Energy Co. 5.00%, 01/15/2024		2		1,096
5.625%, 06/01/2025		34		15,799
6.125%, 11/15/2022		24		18,738
Southwestern Energy Co. 8.375%, 09/15/2028		27		26,484
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		40		40,303
5.50%, 02/15/2026		184		184,276
5.875%, 03/15/2028		16		16,437
6.00%, 04/15/2027		2		2,068
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.25%, 11/15/2023		42		41,323
6.50%, 07/15/2027		70		73,193
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (a)		33		30,494
Transocean Poseidon Ltd. 6.875%, 02/01/2027 (a)		50		40,051
Transocean, Inc. 6.80%, 03/15/2038		0	**	22
7.50%, 01/15/2026(a)		18		3,955
8.00%, 02/01/2027(a)		89		24,911
11.50%, 01/30/2027(a)		32		13,081
Vantage Drilling International 7.50%, 11/01/2019 (b) (c) (d) (f)		46		0

	Principal Amount (000)		U.S. $ Value
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023 (a)	U.S.$	92	$62,450
Weatherford International Ltd. 11.00%, 12/01/2024 (a)		10	6,040
Western Midstream Operating LP 3.95%, 06/01/2025		33	31,119
4.00%, 07/01/2022		31	31,192
4.10%, 02/01/2025		72	68,520
4.50%, 03/01/2028		91	86,459
4.65%, 07/01/2026		41	39,846
4.75%, 08/15/2028		12	11,556
5.05%, 02/01/2030		49	47,684
5.45%, 04/01/2044		26	22,353
6.25%, 02/01/2050		34	31,549

			4,046,657

Other Industrial – 1.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		84	85,179
5.875%, 05/15/2026(a)		76	78,806
Avient Corp. 5.75%, 05/15/2025 (a)		78	82,613
Belden, Inc. 3.875%, 03/15/2028 (a)	EUR	100	117,961
H&E Equipment Services, Inc. 5.625%, 09/01/2025	U.S.$	20	20,844
IAA, Inc. 5.50%, 06/15/2027 (a)		39	40,546
KAR Auction Services, Inc. 5.125%, 06/01/2025 (a)		83	82,799
Laureate Education, Inc. 8.25%, 05/01/2025 (a)		29	31,060
Rexel SA 2.625%, 06/15/2024 (a)	EUR	100	117,284
Univar Solutions USA, Inc./Washington 5.125%, 12/01/2027 (a)	U.S.$	17	17,452

			674,544

Services – 4.1%
ADT Security Corp. (The) 4.875%, 07/15/2032 (a)		42	42,872
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		34	36,152
9.75%, 07/15/2027(a)		105	114,197
ANGI Group LLC 3.875%, 08/15/2028 (a)		71	70,475
Aptim Corp. 7.75%, 06/15/2025 (a)		67	34,570
APX Group, Inc. 7.875%, 12/01/2022		161	161,398

	Principal Amount (000)		U.S. $ Value
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	73	$73,520
6.375%, 05/01/2025(a)		95	98,817
Carriage Services, Inc. 6.625%, 06/01/2026 (a)		30	31,603
eDreams ODIGEO SA 5.50%, 09/01/2023 (a)	EUR	102	99,661
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	35	34,649
9.50%, 11/01/2027(a)		59	63,322
Gartner, Inc. 4.50%, 07/01/2028 (a)		38	39,916
Korn Ferry 4.625%, 12/15/2027 (a)		50	50,500
Monitronics International, Inc. 0.00%, 04/01/2020 (b) (c) (d) (f)		14	0
Nielsen Co. Luxembourg SARL (The) 5.00%, 02/01/2025 (a)		60	60,858
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 04/15/2022(a)		30	30,038
5.625%, 10/01/2028(a)		10	10,294
5.875%, 10/01/2030(a)		9	9,356
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 04/15/2024(a)		55	57,452
5.75%, 04/15/2026(a)		77	82,318
6.25%, 01/15/2028(a)		102	104,034
Refinitiv US Holdings, Inc. 6.25%, 05/15/2026(a)		23	24,626
8.25%, 11/15/2026(a)		43	47,090
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025 (a)		12	12,364
Sabre GLBL, Inc. 5.25%, 11/15/2023(a)		44	42,883
9.25%, 04/15/2025(a)		24	26,407
Service Corp. International/US 3.375%, 08/15/2030		94	94,129
TripAdvisor, Inc. 7.00%, 07/15/2025 (a)		32	33,410
Verscend Escrow Corp. 9.75%, 08/15/2026 (a)		137	148,992

			1,735,903

Technology – 3.0%
Ascend Learning LLC 6.875%, 08/01/2025 (a)		19	19,417
Avaya, Inc. 6.125%, 09/15/2028 (a)		47	47,829
Banff Merger Sub, Inc. 9.75%, 09/01/2026 (a)		78	82,412
Black Knight InfoServ LLC 3.625%, 09/01/2028 (a)		63	63,711

	Principal Amount (000)			U.S. $ Value
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (a)	U.S.$	35		$37,385
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		148		152,649
CommScope, Inc. 8.25%, 03/01/2027 (a)		100		103,969
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (a)		0	**	149
Dell International LLC/EMC Corp. 7.125%, 06/15/2024 (a)		40		41,578
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho 10.00%, 11/30/2024 (a)		7		7,411
Logan Merger Sub, Inc. 5.50%, 09/01/2027 (a)		24		24,286
Microchip Technology, Inc. 4.25%, 09/01/2025 (a)		32		33,188
NCR Corp. 5.75%, 09/01/2027(a)		24		25,075
6.125%, 09/01/2029(a)		56		59,323
8.125%, 04/15/2025(a)		30		33,168
ON Semiconductor Corp. 3.875%, 09/01/2028 (a)		63		63,962
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		5		5,061
8.25%, 02/01/2028(a)		5		5,236
Science Applications International Corp. 4.875%, 04/01/2028 (a)		15		15,260
Sensata Technologies, Inc. 3.75%, 02/15/2031 (a)		135		134,341
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024 (a)		76		79,777
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025 (a)		185		190,745
Xerox Corp. 4.375%, 03/15/2023		18		18,521

				1,244,453

Transportation – Airlines – 0.4%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025 (a)		173		183,423

Transportation – Services – 1.1%
Algeco Global Finance PLC 6.50%, 02/15/2023 (a)	EUR	100		117,124
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(a)	U.S.$	45		40,522
10.50%, 05/15/2025(a)		13		14,729

	Principal Amount (000)		U.S. $ Value
Herc Holdings, Inc. 5.50%, 07/15/2027 (a)	U.S.$	31	$32,035
United Rentals North America, Inc. 3.875%, 02/15/2031		170	172,507
5.875%, 09/15/2026		50	52,688
XPO Logistics, Inc. 6.75%, 08/15/2024 (a)		28	29,638

			459,243

			29,302,422

Financial Institutions – 6.5%
Banking – 0.6%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		103	96,466
7.00%, 01/15/2026(a)		47	46,770
Discover Financial Services Series D 6.125%, 06/23/2025 (l)		93	98,238
Societe Generale SA 8.00%, 09/29/2025 (a) (l)		3	3,352

			244,826

Brokerage – 0.5%
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013 (c) (d)		423	5,081
LPL Holdings, Inc. 5.75%, 09/15/2025 (a)		73	75,454
NFP Corp. 6.875%, 08/15/2028(a)		125	126,513
7.00%, 05/15/2025(a)		18	19,197

			226,245

Finance – 2.0%
CNG Holdings, Inc. 12.50%, 06/15/2024 (a)		32	28,152
Curo Group Holdings Corp. 8.25%, 09/01/2025 (a)		146	122,287
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		96	90,793
goeasy Ltd. 5.375%, 12/01/2024 (a)		67	68,153
Navient Corp. 5.00%, 10/26/2020		45	45,067
5.50%, 01/25/2023		79	79,659
5.875%, 03/25/2021		1	589
6.50%, 06/15/2022		84	85,708
6.75%, 06/15/2026		30	29,701
7.25%, 01/25/2022-09/25/2023		72	74,006
OneMain Finance Corp. 6.875%, 03/15/2025		48	53,299
8.875%, 06/01/2025		100	110,548
SLM Corp. 5.125%, 04/05/2022		21	21,053

	Principal Amount (000)		U.S. $ Value
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023 (a)	U.S.$	50	$45,310

			854,325

Insurance – 1.2%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		79	77,449
8.125%, 02/15/2024(a)		91	95,204
10.125%, 08/01/2026(a)		40	44,347
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)		70	73,391
AmWINS Group, Inc. 7.75%, 07/01/2026 (a)		87	93,134
Genworth Holdings, Inc. 7.20%, 02/15/2021		30	30,320
7.625%, 09/24/2021		17	16,982
HUB International Ltd. 7.00%, 05/01/2026 (a)		40	41,430
USI, Inc./NY 6.875%, 05/01/2025 (a)		7	7,099

			479,356

Other Finance – 0.3%
Intrum AB 3.50%, 07/15/2026 (a)	EUR	100	106,522

REITS – 1.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026 (a)	U.S.$	231	183,359
Diversified Healthcare Trust 4.75%, 02/15/2028		39	34,415
6.75%, 12/15/2021		9	8,904
9.75%, 06/15/2025		49	54,489
GEO Group, Inc. (The) 6.00%, 04/15/2026		8	5,720
Iron Mountain, Inc. 4.50%, 02/15/2031 (a)		130	130,700
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		117	124,107
5.75%, 02/01/2027		59	63,462
Realogy Group LLC/Realogy Co-Issuer Corp. 4.875%, 06/01/2023(a)		27	26,796
9.375%, 04/01/2027(a)		167	173,051

			805,003

			2,716,277

	Principal Amount (000)			U.S. $ Value

Utility – 0.9%
Electric – 0.9%
Calpine Corp. 4.625%, 02/01/2029 (a)	U.S.$	126		$126,002
Talen Energy Supply LLC 4.60%, 12/15/2021		0	**	200
6.50%, 06/01/2025		101		65,942
7.25%, 05/15/2027(a)		44		43,764
Texas Competitive/TCEH 11.50%, 10/01/2020 (b) (c) (f) (h)		59		0
Vistra Operations Co. LLC 5.625%, 02/15/2027 (a)		157		165,708

				401,616

Total Corporates - Non-Investment Grade (cost $32,543,394)				32,420,315

CORPORATES – INVESTMENT GRADE – 11.1%
Industrial – 6.5%
Basic – 0.2%
ArcelorMittal SA 7.25%, 10/15/2039		45		57,152
Arconic Corp. 6.00%, 05/15/2025 (a)		20		21,356
Glencore Finance Canada Ltd. 6.00%, 11/15/2041 (a)		5		5,664

				84,172

Capital Goods – 0.1%
General Electric Co. Series D 5.00%, 01/21/2021 (l)		40		31,792
Howmet Aerospace, Inc. 5.90%, 02/01/2027		4		4,310
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		7		7,384

				43,486

Communications – Telecommunications – 0.3%
Qwest Corp. 6.75%, 12/01/2021		78		82,663
7.25%, 09/15/2025		55		63,385

				146,048

Consumer Cyclical – Automotive – 0.7%
Lear Corp. 3.80%, 09/15/2027		56		58,942
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(a)		6		6,051
2.80%, 01/13/2022(a)		4		4,046
3.45%, 03/15/2023(a)		4		4,136

	Principal Amount (000)		U.S. $ Value

Nissan Motor Co., Ltd. 4.345%, 09/17/2027 (a)	U.S.$	200	$200,773

			273,948

Consumer Cyclical - Other – 1.5%
Lennar Corp. 4.50%, 04/30/2024		42	45,114
4.75%, 11/29/2027		72	82,212
6.25%, 12/15/2021(a)		1	752
8.375%, 01/15/2021		20	20,346
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		16	17,825
MDC Holdings, Inc. 6.00%, 01/15/2043		87	105,386
PulteGroup, Inc. 5.50%, 03/01/2026		30	34,211
6.00%, 02/15/2035		57	70,867
7.875%, 06/15/2032		17	24,136
Standard Industries, Inc./NJ 4.75%, 01/15/2028 (a)		104	108,039
Toll Brothers Finance Corp. 4.875%, 03/15/2027		93	104,009
5.875%, 02/15/2022		35	36,701

			649,598

Consumer Cyclical - Retailers – 0.1%
PVH Corp. 4.625%, 07/10/2025 (a)		35	36,554

Consumer Non-Cyclical – 0.1%
Sysco Corp. 5.65%, 04/01/2025		13	15,367
5.95%, 04/01/2030		8	10,104

			25,471

Energy – 1.4%
Cenovus Energy, Inc. 4.25%, 04/15/2027		65	59,062
5.375%, 07/15/2025		34	32,828
5.40%, 06/15/2047		61	51,570
6.75%, 11/15/2039		1	1,461
Hess Corp. 7.30%, 08/15/2031		36	43,900
Marathon Oil Corp. 6.80%, 03/15/2032		34	36,546
ONEOK, Inc. 2.20%, 09/15/2025		77	75,958
5.85%, 01/15/2026		35	40,333
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027 (a)		59	58,720
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025 (a)		83	85,487

	Principal Amount (000)		U.S. $ Value

Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/2025	U.S.$	44	$47,319
WPX Energy, Inc. 4.50%, 01/15/2030		70	68,856

			602,040

Services – 0.2%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		11	12,116
7.00%, 05/01/2025(a)		56	60,366

			72,482

Technology – 0.5%
Broadcom, Inc. 4.15%, 11/15/2030		68	76,282
Dell International LLC/EMC Corp. 5.85%, 07/15/2025 (a)		33	38,527
Nokia Oyj 3.375%, 06/12/2022		16	16,292
6.625%, 05/15/2039		64	79,496

			210,597

Transportation - Airlines – 1.0%
Delta Air Lines, Inc. 7.00%, 05/01/2025 (a)		60	65,987
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		39	40,287
4.75%, 10/20/2028(a)		45	46,680
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (a)		248	258,286

			411,240

Transportation - Services – 0.4%
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		42	41,703
3.50%, 11/01/2027(a)		18	16,056
3.875%, 05/01/2023(a)		29	28,713
4.125%, 08/01/2025(a)		16	15,328
4.375%, 01/30/2024(a)		36	35,801
4.875%, 10/01/2025(a)		6	5,901
5.50%, 12/15/2024(a)		41	42,242

			185,744

			2,741,380

Financial Institutions – 4.6%
Banking – 1.7%
Barclays Bank PLC 6.86%, 06/15/2032 (a) (l)		15	18,494
CIT Group, Inc. 3.929%, 06/19/2024		37	37,301

	Principal Amount (000)		U.S. $ Value
4.75%, 02/16/2024	U.S.$	45	$46,364
5.25%, 03/07/2025		32	33,859
Citigroup, Inc.
Series T 6.25%, 08/15/2026(l)		38	42,116
Series U 5.00%, 09/12/2024(l)		70	69,844
Series V 4.70%, 01/30/2025(l)		41	39,681
Credit Agricole SA 6.50%, 06/23/2021 (a) (l)	EUR	100	119,871
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/2022 (l)	U.S.$	44	42,117
JPMorgan Chase & Co.
Series FF 5.00%, 08/01/2024(l)		80	79,832
Series HH 4.60%, 02/01/2025(l)		49	47,647
Lloyds Banking Group PLC 6.00%, 06/07/2032 (l)	GBP	8	9,806
Natwest Group PLC 8.625%, 08/15/2021 (l)	U.S.$	117	120,143

			707,075

Brokerage – 0.2%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025 (l)		58	62,731

Finance – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/2027		161	147,335
Air Lease Corp.
2.25%, 01/15/2023		39	39,120
3.875%, 07/03/2023		2	2,082
4.25%, 02/01/2024		8	8,320
Aircastle Ltd. 5.25%, 08/11/2025 (a)		148	144,844

			341,701

Insurance – 1.4%
ACE Capital Trust II 9.70%, 04/01/2030		20	29,881
Allstate Corp. (The) 6.50%, 05/15/2057		10	13,426
Centene Corp. 4.25%, 12/15/2027		109	114,037
4.75%, 01/15/2025		24	24,652
5.25%, 04/01/2025(a)		176	182,953
5.375%, 08/15/2026(a)		82	86,964
Liberty Mutual Group, Inc. 7.80%, 03/15/2037 (a)		61	74,287

	Principal Amount (000)		U.S. $ Value
Prudential Financial, Inc.
5.20%, 03/15/2044	U.S.$	20	$21,106
5.625%, 06/15/2043		50	53,242

			600,548

REITS – 0.5%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		45	46,774
5.00%, 10/15/2027		73	76,232
5.25%, 08/01/2026		40	40,743
5.50%, 05/01/2024		26	26,380
Office Properties Income Trust 4.50%, 02/01/2025		27	27,338

			217,467

			1,929,522

Total Corporates - Investment Grade (cost $4,310,330)			4,670,902

BANK LOANS – 5.3%
Industrial – 4.8%
Basic – 0.2%
Graham Packaging Co., Inc. 4.500% (LIBOR 1 Month + 3.75%), 08/04/2027(m)		44	43,688
Illuminate Buyer, LLC 4.147% (LIBOR 1 Month + 4.00%), 06/30/2027(m)		20	19,813
Nouryon Finance B.V. (fka AkzoNobel) 3.151% (LIBOR 1 Month + 3.00%), 10/01/2025(m)		10	9,278

			72,779

Capital Goods – 0.6%
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(m)		58	54,509
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.75% (LIBOR 1 Month + 3.00%), 08/01/2025(m)		29	27,979
BWay Holding Company 3.523% (LIBOR 3 Month + 3.25%), 04/03/2024(m)		84	78,708
Garrett Motion SARL (fka Garrett Motion Inc.) 5.750% (PRIME 3 Month + 2.50%), 09/27/2025(m)		28	27,178
Granite US Holdings Corporation 6.322% (LIBOR 3 Month + 5.25%), 09/30/2026(f) (m)		55	52,391

			240,765

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.2%
Clear Channel Outdoor Holdings, Inc. 3.761% (LIBOR 3 Month + 3.50%), 08/21/2026(m)	U.S.$	12	$10,784
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.147% (LIBOR 1 Month + 3.00%), 05/01/2026(m)		20	18,792
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025(m)		20	19,910
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024(m)		53	50,701

			100,187

Communications - Telecommunications – 0.1%
Intrado Corporation 5.000% (LIBOR 1 Month + 4.00%), 10/10/2024(m)		29	26,286

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP 3.647% (LIBOR 1 Month + 3.50%), 04/30/2026(m)		50	48,154
Navistar, Inc. 3.660% (LIBOR 1 Month + 3.50%), 11/06/2024(m)		9	9,401

			57,555

Consumer Cyclical - Entertainment – 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024(m)		24	22,551

Consumer Cyclical - Other – 0.7%
Caesars Resort Collection, LLC 2.897% (LIBOR 1 Month + 2.75%), 12/23/2024(m)		38	35,282
Flutter Entertainment PLC 3.720% (LIBOR 3 Month + 3.50%), 07/10/2025(m)		5	4,984
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(f) (m)		1	853
13.000% (LIBOR 1 Month + 12.00%), 10/04/2023(f) (m)		9	10,632
Playtika Holding Corp. 7.000% (LIBOR 3 Month + 6.00%), 12/10/2024(m)		132	131,814
Ply Gem Midco, Inc. 3.901% (LIBOR 1 Month + 3.75%), 04/12/2025(m)		20	19,297

	Principal Amount (000)		U.S. $ Value
Scientific Games International, Inc. 2.897% (LIBOR 1 Month + 2.75%), 08/14/2024(m)	U.S.$	15	$14,535
3.612% (LIBOR 3 Month + 2.75%), 08/14/2024(m)		63	59,416

			276,813

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(m)		6	5,808
Whatabrands LLC 2.906% (LIBOR 1 Month + 2.75%), 07/31/2026(m)		15	14,877

			20,685

Consumer Cyclical - Retailers – 0.2%
Bass Pro Group, LLC 5.750% (LIBOR 3 Month + 5.00%), 09/25/2024(m)		17	16,756
PetSmart, Inc. 4.500% (LIBOR 3 Month + 3.50%), 03/11/2022(m)		44	43,794
Serta Simmons Bedding, LLC 9.000% (LIBOR 3 Month + 8.00%), 11/08/2024(f) (m)		28	8,170

			68,720

Consumer Non-Cyclical – 1.0%
Aldevron, L.L.C. 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026(m)		67	66,779
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.897% (LIBOR 1 Month + 7.75%), 09/26/2025(m)		54	52,020
BI-LO, LLC 9.000% (LIBOR 1 Month + 8.00%), 05/31/2024(m)		76	76,232
Chobani, LLC (Chobani Idaho, LLC) 4.500% (LIBOR 1 Month + 3.50%), 10/10/2023(m)		39	38,894
Envision Healthcare Corporation 3.897% (LIBOR 1 Month + 3.75%), 10/10/2025(m)		28	20,187
Froneri International Limited 5.897% (LIBOR 1 Month + 5.75%), 01/31/2028(f) (m)		10	9,925
Global Medical Response, Inc. (fka Air Medical)
4.250% (LIBOR 3 Month + 3.25%), 04/28/2022(m)		21	20,939
5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(m)		16	15,321

	Principal Amount (000)		U.S. $ Value
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.897% (LIBOR 1 Month + 3.75%), 11/16/2025(m)	U.S.$	32	$30,636
Milano Acquisition Corp. 08/17/2027(f) (n)		40	39,500
U.S. Renal Care, Inc. 5.147% (LIBOR 1 Month + 5.00%), 06/26/2026(m)		59	57,781

			428,214

Energy – 0.2%
CITGO Petroleum Corporation 6.000% (LIBOR 3 Month + 5.00%), 03/28/2024(m)		35	33,164
Triton Solar US Acquisition Co. 6.220% (LIBOR 3 Month + 6.00%), 10/29/2024(m)		71	60,825

			93,989

Other Industrial – 0.1%
American Tire Distributors, Inc. 8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(m)		2	1,379
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(m)		14	11,442
Core & Main LP 3.750% (LIBOR 3 Month + 2.75%), 08/01/2024(m)		5	4,755
Dealer Tire, LLC 4.399% (LIBOR 1 Month + 4.25%), 12/12/2025(f) (m)		20	19,354
Rockwood Service Corporation 4.397% (LIBOR 1 Month + 4.25%), 01/23/2027(f) (m)		3	3,370

			40,300

Services – 0.4%
Amentum Government Services Holdings LLC 3.647% (LIBOR 1 Month + 3.50%), 01/29/2027(m)		20	19,609
Garda World Security Corporation 4.900% (LIBOR 1 Month + 4.75%), 10/30/2026(m)		10	9,544
Parexel International Corporation 2.897% (LIBOR 1 Month + 2.75%), 09/27/2024(m)		9	8,686
Pi Lux Finco SARL 8.322% (LIBOR 6 Month + 7.25%), 01/01/2026(f) (m)		100	90,000

	Principal Amount (000)		U.S. $ Value

Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.) 3.397% (LIBOR 1 Month + 3.25%), 10/01/2025(m)	U.S.$	15	$14,577
Verscend Holding Corp. 4.647% (LIBOR 1 Month + 4.50%), 08/27/2025(m)		26	26,017

			168,433

Technology – 0.9%
athenahealth, Inc. 4.750% (LIBOR 3 Month + 4.50%), 02/11/2026(m)		71	70,107
Avaya Inc. 4.401% (LIBOR 1 Month + 4.25%), 12/15/2024(m)		36	36,097
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.397% (LIBOR 1 Month + 4.25%), 10/02/2025(m)		59	57,159
MTS Systems Corporation 4.000% (LIBOR 1 Month + 3.25%), 07/05/2023(f) (m)		10	9,797
Pitney Bowes Inc. 5.650% (LIBOR 1 Month + 5.50%), 01/07/2025(m)		39	37,850
Presidio Holdings Inc. 3.770% (LIBOR 3 Month + 3.50%), 01/22/2027(f) (m)		15	14,993
Solera, LLC (Solera Finance, Inc.) 2.938% (LIBOR 2 Month + 2.75%), 03/03/2023(m)		58	56,911
Veritas Us Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025(m)		85	82,660

			365,574

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 5.750% (LIBOR 3 Month + 4.75%), 04/29/2023(m)		10	9,950

			1,992,801

Financial Institutions – 0.4%
Finance – 0.0%
Jefferies Finance LLC 3.438% (LIBOR 1 Month + 3.25%), 06/03/2026(f) (m)		8	7,564

Insurance – 0.4%
Cross Financial Corp. 5.500% (LIBOR 1 Month + 4.50%), 09/15/2027(f) (m)		45	44,775

	Principal Amount (000)		U.S. $ Value

Hub International Limited 5.000% (LIBOR 3 Month + 4.00%), 04/25/2025(m)	U.S.$	68	$67,420
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.147% (LIBOR 1 Month + 4.00%), 09/03/2026(m)		50	49,339

			161,534

			169,098

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(m)		46	46,172
4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(m)		9	8,504

			54,676

Total Bank Loans (cost $2,283,402)			2,216,575

EMERGING MARKETS - CORPORATE BONDS – 1.5%
Industrial – 1.4%
Basic – 0.3%
Eldorado Gold Corp. 9.50%, 06/01/2024 (a)		75	80,153
First Quantum Minerals Ltd. 7.25%, 04/01/2023 (a)		58	57,610

			137,763

Communications - Telecommunications – 0.5%
Sable International Finance Ltd. 5.75%, 09/07/2027 (a)		200	209,306

Consumer Cyclical - Other – 0.5%
Wynn Macau Ltd. 5.50%, 01/15/2026 (a)		209	205,727

Consumer Cyclical - Retailers – 0.0%
K2016470219 (South Africa) Ltd. 3.00%, 12/31/2022(g) (h)		16	8
3.00%, 12/31/2022(b) (g) (h)		1	0
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022 (g) (h)		7	7

			15

Consumer Non-Cyclical – 0.0%
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024 (b) (f) (g) (h)		2	63

	Principal Amount (000)		U.S. $ Value

Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (c) (d) (h)	U.S.$	96	$868

			931

Energy – 0.1%
Petrobras Global Finance BV 5.093%, 01/15/2030		19	19,966
5.999%, 01/27/2028		27	29,982

			49,948

			603,690

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 03/01/2026 (h)		28	28,461

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC 6.00% (LIBOR 3 Month + 5.00%), 02/12/2023 (a) (e)		7	7,459

Total Emerging Markets - Corporate Bonds (cost $743,213)			639,610

GOVERNMENTS - TREASURIES – 1.1%
Mexico – 0.2%
Mexican Bonos Series M 5.75%, 03/05/2026	MXN	1,202	55,652
Series M 20 10.00%, 12/05/2024		480	25,799

			81,451

Russia – 0.1%
Russian Federal Bond - OFZ Series 6217 7.50%, 08/18/2021	RUB	3,986	52,692

United States – 0.8%
U.S. Treasury Notes 2.75%, 05/31/2023	U.S.$	300	320,765

Total Governments - Treasuries (cost $461,462)			454,908

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.4%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/2047 (a)		57	58,237
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046 (a)		16	16,742

	Principal Amount (000)		U.S. $ Value

Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 03/15/2048 (a)	U.S.$	69	$71,367

			146,346

Home Equity Loans - Fixed Rate – 0.2%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035 (e)		43	43,494
GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 03/25/2036 (e)		67	28,579

			72,073

Home Equity Loans - Floating Rate – 0.0%
Lehman XS Trust Series 2007-6, Class 3A5 4.588%, 05/25/2037 (e)		12	11,448

Total Asset-Backed Securities (cost $232,031)			229,867

	Shares

COMMON STOCKS – 0.5%
Consumer Staples – 0.2%
Food & Staples Retailing – 0.2%
Southeastern Grocers, Inc. Npv(b) (c) (f)		828	55,890

Energy – 0.2%
Energy Equipment & Services – 0.1%
Tervita Corp.(c)		12,129	23,683

Oil, Gas & Consumable Fuels – 0.1%
CHC Group LLC(c) (k)		1,219	12
Denbury, Inc.(c)		1,554	27,350
Edcon Ltd.(b) (f)		8,218	0
K201640219 (South Africa) Ltd. A Shares(b) (c) (f)		191,574	0
K201640219 (South Africa) Ltd. B Shares(b) (c) (f)		30,276	0
Paragon Offshore Ltd. - Class A(c) (f)		267	27
Paragon Offshore Ltd. - Class B(c) (f)		401	301
Vantage Drilling International(c)		235	1,528
Whiting Petroleum Corp.(c)		142	2,455

			31,673

			55,356

Information Technology – 0.1%
Software – 0.1%
Avaya Holdings Corp.(c)		2,770	42,104
Monitronics International, Inc.(c)		316	1,043
Monitronics International, Inc.(b) (c) (f)		262	832

			43,979

Company	Shares		U.S. $ Value

Communication Services – 0.0%
Media – 0.0%
DISH Network Corp. - Class A(c)		100	$2,903
iHeartMedia, Inc. - Class A(c)		1,033	8,388

			11,291

Materials – 0.0%
Containers & Packaging – 0.0%
Westrock Co.		6	209

Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(b) (c) (f)		21,027	0
Constellium SE(c)		1,317	10,339
Neenah Enterprises, Inc.(b) (c) (f)		4,481	0

			10,339

			10,548

Consumer Discretionary – 0.0%
Auto Components – 0.0%
ATD New Holdings, Inc.(c) (f)		1,009	10,090
Exide Corp.(b) (c) (f)		20,356	0
Exide Technologies(b) (c) (f)		511	0

			10,090

Industrials – 0.0%
Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.(c)		508	8,473

Total Common Stocks (cost $520,469)			195,627

Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(e)	U.S.$	34	31,216
Series 2014-HQ2, Class M3
3.898% (LIBOR 1 Month + 3.75%), 09/25/2024(e)		54	55,095
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.548% (LIBOR 1 Month + 4.40%), 01/25/2024(e)		11	9,851
Series 2015-C03, Class 2M2
5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		1	870

			97,032

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036	U.S.$	5	$3,458
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		5	3,588

			7,046

Total Collateralized Mortgage Obligations (cost $108,607)			104,078

EMERGING MARKETS - TREASURIES – 0.2%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL	349	63,322

South Africa – 0.0%
Republic of South Africa Government Bond Series 2023 7.75%, 02/28/2023	ZAR	283	18,089

Total Emerging Markets– Treasuries (cost $118,849)			81,411

	Shares

PREFERRED STOCKS – 0.2%
Industrial – 0.1%
Consumer Cyclical - Other – 0.0%
Hovnanian Enterprises, Inc. 7.625%		490	3,376

Industrial Conglomerates – 0.1%
WESCO International, Inc. Series A 10.625%		1,425	39,900

			43,276

Financials – 0.1%
Capital Markets – 0.1%
Ladenburg Thalmann Financial Services, Inc. Series A 8.00%		2,175	32,408

Total Preferred Stocks (cost $63,317)			75,684

Principal Amount (000)				U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.635%, 07/10/2047 (a)	U.S.$	15		$12,899
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.155%, 01/10/2047 (a)		29		20,631
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 5.055%, 01/15/2047 (a)		29		25,444

Total Commercial Mortgage-Backed Securities (cost $71,268)				58,974

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California
Series 2010
7.60%, 11/01/2040		25		44,618
7.95%, 03/01/2036		0	**	5

Total Local Governments - US Municipal Bonds (cost $24,782)				44,623

Shares

INVESTMENT COMPANIES – 0.1%
Funds and Investment Trusts – 0.1%
iShares MSCI Global Metals & Mining Producers ETF(o) (cost $27,153)		805		21,558

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(c)	1,210			1,682
Battalion Oil Corp., expiring 10/08/2022(c) (f)		3		0
Battalion Oil Corp., expiring 10/08/2022(c) (f)		4		0
Battalion Oil Corp., expiring 10/08/2022(c) (f)		2		0
iHeartMedia, Inc., expiring 05/01/2039(c)		12		88
SandRidge Energy, Inc., A-CW22, expiring 10/03/2022(c)	1,975			10
SandRidge Energy, Inc., B-CW22, expiring 10/03/2022(c)		830		5
Willscot Corp., expiring 11/29/2022(b) (c) (f)		787		3,443

Total Warrants (cost $13,325)				5,228

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (f) (cost $0)		3,442		3,759

Compa ny	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.05%(o) (p) (q) (cost $529,395)	529,395	$529,395

Total Investments – 99.6%
(cost $42,050,997)(r)		41,752,514
Other assets less liabilities – 0.4%		170,149

Net Assets – 100.0%		$41,922,663

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	December 2020	$75,220	$(805)
U.S. T-Note 5 Yr (CBT) Futures	20	December 2020	2,520,625	3,281
U.S. T-Note 10 Yr (CBT) Futures	19	December 2020	2,651,094	2,820
Sold Contracts
Euro-OAT Futures	1	December 2020	197,616	(1,032)

				$4,264

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	MXN	1,467	USD	65	10/08/2020	$(1,312)
Brown Brothers Harriman & Co.	EUR	93	USD	110	10/15/2020	929
Brown Brothers Harriman & Co.	CAD	53	USD	40	10/09/2020	(163)
Brown Brothers Harriman & Co.	USD	54	EUR	46	10/15/2020	(377)
Goldman Sachs Bank USA	RUB	4,120	USD	54	11/19/2020	717
Goldman Sachs Bank USA	EUR	1,290	USD	1,515	10/15/2020	2,359
Morgan Stanley Capital Services LLC	BRL	380	USD	68	11/04/2020	243
Morgan Stanley Capital Services LLC	BRL	380	USD	67	10/02/2020	(298)
Morgan Stanley Capital Services LLC	USD	68	BRL	380	10/02/2020	(235)
Royal Bank of Scotland PLC	BRL	380	USD	68	10/02/2020	184
Royal Bank of Scotland PLC	USD	67	BRL	380	10/02/2020	298

						$2,345

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)%	Quarterly	3.66%	USD	188	$(9,604)	$(9,194)	$(410)
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.66	USD	937	(47,930)	(48,603)	673
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.66	USD	188	(9,604)	(9,626)	22
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	(5.00)	Quarterly	3.66	USD	188	(9,604)	(9,194)	(410)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025	(5.00)	Quarterly	3.83	USD	192	(9,384)	(9,813)	429
iTraxx Europe Crossover Series 25, 5 Year Index, 06/20/2021*	(5.00)	Quarterly	4.14	EUR	13	(115)	(281)	166
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	3.66	USD	2,100	110,529	120,514	(9,985)
CDX-NAHY Series 34, 5 Year Index, 06/20/2025	5.00	Quarterly	3.83	USD	1,529	76,746	(1,807)	78,553
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	212	8,761	8,268	493
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	212	8,761	8,268	493
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	893	36,905	37,685	(780)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	209	8,637	8,987	(350)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	177	7,315	7,346	(31)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	59	2,520	2,401	119

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00%	Quarterly	4.09%	USD	88	$3,637	$3,546	$91
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	27	1,103	1,103	0
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	4.09	USD	1,110	47,415	45,371	2,044
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	3.35	USD	103	4,374	(15,749)	20,123
Ford Motor Company, 4.346%, 12/08/2026, 06/20/2023*	5.00	Quarterly	3.35	USD	57	2,421	(9,842)	12,263
iTraxx Europe Crossover Series 25, 5 Year Index, 06/20/2021*	5.00	Quarterly	4.14	EUR	13	115	383	(268)
iTraxx Europe Crossover Series 34, 5 Year Index, 12/20/2025*	5.00	Quarterly	3.45	EUR	330	28,168	24,379	3,789

						$261,166	$154,142	$107,024

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,770	03/06/2023	3 Month LIBOR	2.714%	Quarterly /Semi- Annual	$109,763	$—	$109,763
USD	2,835	09/02/2025	2.248%	3 Month LIBOR	Semi- Annual/ Quarterly	(268,920)	(8,311)	(260,609)
USD	961	01/15/2026	1.978%	3 Month LIBOR	Semi- Annual/ Quarterly	(84,681)	5,398	(90,079)
USD	651	02/16/2026	1.625%	3 Month LIBOR	Semi- Annual/ Quarterly	(44,402)	7,434	(51,836)
USD	150	03/31/2026	1.693%	3 Month LIBOR	Semi- Annual/ Quarterly	(10,728)	—	(10,728)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	100	05/03/2026	1.770%	3 Month LIBOR	Semi- Annual/ Quarterly	$(8,333)	$—	$(8,333)
USD	800	06/01/2026	1.714%	3 Month LIBOR	Semi- Annual/ Quarterly	(63,609)	32,362	(95,971)
USD	4,650	04/28/2027	3 Month LIBOR	2.330%	Quarterly/ Semi- Annual	608,626	16,658	591,968
USD	350	05/03/2027	2.285%	3 Month LIBOR	Semi- Annual/ Quarterly	(44,676)	112	(44,788)
USD	940	03/06/2028	2.876%	3 Month LIBOR	Semi- Annual/ Quarterly	(163,661)	—	(163,661)

						$29,379	$53,653	$(24,274)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	(5.00)%	Monthly	25.00%	USD	180	$90,426	$21,928	$68,498
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	(3.00)	Monthly	25.00	USD	192	64,032	19,701	44,331
Sale Contracts
BNP Paribas SA
Altice France SA, 6/20/2024*	5.00	Quarterly	2.54	EUR	70	7,104	4,689	2,415
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	29	(14,569)	(3,483)	(11,086)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	69	(34,663)	(7,691)	(26,972)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	1.62	EUR	100	6,575	4,676	1,899
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	3.00	Monthly	25.00	USD	252	(84,084)	(16,902)	(67,182)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 05/11/2063*	3.00%	Monthly	25.00%	USD	75	$(25,025)	$(4,900)	$(20,125)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	5.86	USD	20	(463)	1,298	(1,761)
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	5.86	USD	10	(231)	415	(646)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	163	(81,838)	(28,538)	(53,300)

						$(72,736)	$(8,807)	$(63,929)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Payment Frequency	Rate Paid/ Received	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Credit Suisse International
iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly USD	1,685	12/20/2020	$(15,056)
Goldman Sachs International
iBoxx USD Contingent Convertible Liquid Developed Market AT1	3 Month LIBOR	Quarterly USD	800	12/20/2020	219,608
Pay Total Return on Reference Obligation
Barclays Bank PLC iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly USD	1,872	12/20/2020	(146,915)

					$57,637

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $24,618,893 or 58.7% of net assets.

(b)	Fair valued by the Adviser.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2020.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2020.

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of September 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide International Holdings LP(Superpriority Lien) 10.75%, 10/31/2021	06/18/2019	$36,105	$34,408	0.08%
Exide Technologies(Exchange Priority) 11.00%, 10/31/2024	05/23/2017	36,578	1,926	0.00%
Exide Technologies(First Lien) 11.00%, 10/31/2024	05/23/2017	10,623	0	0.00%
K2016470219 (South Africa) Ltd. 3.00%, 12/31/2022	02/05/2020	16,158	8	0.00%
K2016470260 (South Africa) Ltd. 25.00%, 12/31/2022	12/22/2016	7,248	7	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	02/19/2015	36,767	0	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	28,035	28,461	0.07%
Texas Competitive/TCEH 11.50%, 10/01/2020	10/03/2016	0	0	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019	4,191	63	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	96,161	868	0.00%

(i)	Convertible security.
(j)	Defaulted.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$62,260	$12	0.00%
CHC Group LLC/CHC Finance Ltd.Series AI Zero Coupon, 10/01/2021	03/10/2017	65,170	9,775	0.02%

(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at September 30, 2020.
(n)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,023,120 and gross unrealized depreciation of investments was $(3,238,536), resulting in net unrealized depreciation of $(215,416).

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

MXN – Mexican Peso

RUB – Russian Ruble

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

AB FlexFee High Yield Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$32,379,731	$40,584	#	32,420,315
Corporates - Investment Grade	-0-	4,670,902	-0-		4,670,902
Bank Loans	-0-	1,905,251	311,324		2,216,575
Emerging Markets - Corporate Bonds	-0-	639,547 #	63		639,610
Governments - Treasuries	-0-	454,908	-0-		454,908
Asset-Backed Securities	-0-	229,867	-0-		229,867
Common Stocks	128,475	12	67,140	#	195,627
Collateralized Mortgage Obligations	-0-	104,078	-0-		104,078
Emerging Markets - Treasuries	-0-	81,411	-0-		81,411
Preferred Stocks	43,276	32,408	-0-		75,684
Commercial Mortgage-Backed Securities	-0-	58,974	-0-		58,974
Local Governments - US Municipal Bonds	-0-	44,623	-0-		44,623
Investment Companies	21,558	-0-	-0-		21,558
Warrants	1,785	-0-	3,443	#	5,228
Rights	-0-	-0-	3,759		3,759
Short-Term Investments:
Investment Companies	529,395	-0-	-0-		529,395

Total Investments in Securities	724,489	40,601,712	426,313		41,752,514
Other Financial Instruments*:
Assets
Futures	6,101	-0-	-0-		6,101
Forward Currency Exchange Contracts	-0-	4,730	-0-		4,730
Centrally Cleared Credit Default Swaps	-0-	347,407	-0-		347,407
Centrally Cleared Interest Rate Swaps	-0-	718,389	-0-		718,389
Credit Default Swaps	-0-	168,137	-0-		168,137
Total Return Swaps	-0-	219,608	-0-		219,608
Liabilities
Futures	(1,837)	-0-	-0-		(1,837)
Forward Currency Exchange Contracts	-0-	(2,385)	-0-		(2,385)
Centrally Cleared Credit Default Swaps	-0-	(86,241)	-0-		(86,241)
Centrally Cleared Interest Rate Swaps	-0-	(689,010)	-0-		(689,010)
Credit Default Swaps	-0-	(240,873)	-0-		(240,873)
Total Return Swaps	-0-	(161,971)	-0-		(161,971)

Total	$728,753	$40,879,503	$426,313		$42,034,569

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Bank Loans	Emerging Markets - Corporate Bonds	Common Stocks#
Balance as of 12/31/19	$87,446	$405,559	$63	$91,942
Accrued discounts/ (premiums)	328	63	(929)	-0-
Realized gain (loss)	2,671	186	-0-	(19,404)
Change in unrealized appreciation/ depreciation	(46,037)	(11,776)	929	765
Purchases	856	143,186	-0-	-0-
Sales	(4,680)	(36,725)	-0-	-0-
Transfers into level 3	-0-	16,221	-0-	-0-
Transfers out of level 3	-0-	(205,390)	-0-	(6,163)

Balance as of 9/30/20	$40,584	$311,324	$63	$67,140

Net change in unrealized appreciation/depreciation from investments held as of 9/30/20	$(46,037)	$(11,442)	$929	$(31,963)

	Warrants#	Rights	Total
Balance as of 12/31/19	$4,806	$3,363	$593,179
Accrued discounts/ (premiums)	-0-	-0-	(538)
Realized gain (loss)	-0-	-0-	(16,547)
Change in unrealized appreciation/ depreciation	(1,363)	396	(57,086)
Purchases	-0-	-0-	144,042
Sales	-0-	-0-	(41,405)
Transfers into level 3	-0-	-0-	16,221
Transfers out of level 3	-0-	-0-	(211,553)

Balance as of 9/30/20	$3,443	$3,759	$426,313

Net change in unrealized appreciation/depreciation from investments held as of 9/30/20	$(2,289)	$396	$(90,406)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2020. Securities priced (i) by third party vendors or (ii) by brokers, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 9/30/20	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$34,408	Discounted Cash Flow	Discount Rate on Future Cash Flows	15.2%
	$4,250	Recovery Analysis	Collateral Value	$85.10
	$1,926	Residual Value Waterfall Analysis	Estimated Value Remaining	$34.3 Million
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$40,584

Common Stocks	$832	Market Approach	10% Haircut to Last Traded Price	$3.17
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$832

Warrants	$3,443	Option Pricing Model	Exercise Price	$4.37

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, Last Traded Price and Exercise Price in insolation would be expected to result in a significant higher (lower) fair value measurement. A significant increase (decrease) in Discount Rate on Future Cash Flows and Estimated Value Remaining in isolation would be expected to result in a significant lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,551	$13,908	$15,930	$529	$3